General	6 Months Ended
Jun. 30, 2024
General [Abstract]
GENERAL

NOTE 1:- GENERAL

a.	Operation

HUB Cyber Security Ltd. was incorporated under the laws of the State of Israel in 1984 and it’s headquarter is located in Tel-Aviv, Israel.

HUB Cyber Security Ltd. (formerly: Hub Cyber Security (Israel) Ltd.) (“the Company”) was incorporated under the laws of the State of Israel in 1984 and is engaged in developing and marketing quality management software tools and professional services solutions. The Company’s software tools aim to allow their users to scientifically predict system failures and prevent them during the design stage. The Company and its subsidiaries (“the Group”) are engaged in developing reliable quality assurance systems that support process and product enhancement. The Group’s main customers are organizations and institutions operating in the security, electronics, aviation, telecommunications, banking, and other sectors in Israel and worldwide. Following the merger between the Company and HUB Cyber Security Ltd (“HUB”), the Company also operates in the Confidential Computing and network security industry.

The Company’s ordinary shares have been listed on the Tel-Aviv stock exchange (TASE) since January 23, 2000 and began trading on Nasdaq Capital Market since March 1, 2023. The Company was delisted from TASE on February 28, 2023.

On May 20, 2024, the Company received a letter from Nasdaq regarding the Company’s failure to timely file the Form 20-F for the fiscal year ended December 31, 2023 (the “Form 20-F”) with the Securities and Exchange Commission (the “SEC”), as required by Nasdaq Listing Rule 5250(c)(1) (the “Filing Requirement”). The Form 20-F was filed on August 16, 2024.

b.	Merger between the Company and Mount Rainier Acquisition Corp.:

On March 23, 2022, the Company entered into a definitive business combination agreement (the “Business Combination Agreement”) with Mount Rainier Acquisition Corp., a Delaware corporation (“RNER”) and Rover Merger Sub, Inc., a Delaware corporation and wholly-owned subsidiary of HUB (“Merger Sub”). Pursuant to the Business Combination Agreement, Merger Sub merged with and into RNER, with RNER surviving the merger (the “Reverse Recapitalization”). Upon consummation of the Reverse Recapitalization and the other transactions contemplated by the Business Combination Agreement (the “Transactions”) on February 28, 2023 (the “Closing Date”), RNER became a wholly owned subsidiary of HUB.

Prior to the Closing Date, in connection with the closing of the Transactions, the Company and its shareholders recapitalized the Company’s equity securities whereby each ordinary share of the Company was converted into 0.712434 ordinary shares of the Company (the “Share Split”). In addition, and as part of the Share Split, each outstanding option to purchase an ordinary share was converted into an option to purchase 0.712434 ordinary shares and the exercise price of such option was increased by dividing the exercise price by 0.712434. As a result of the Share Split, the ordinary shares, options to purchase ordinary shares, exercise price and net loss per share amounts were adjusted retroactively for all periods presented in these unaudited interim condensed consolidated financial statements as if the Share Split had been in effect as of the date of these unaudited interim condensed consolidated financial statements.

c.	Going Concern

The Company’s financial statements have been prepared on a basis that assumes that it will continue as a going concern and the ordinary course of business will continue in alignment with management’s 2024-2025 business plan. However, the Company faces significant uncertainty regarding the adequacy of its liquidity and capital resources and its ability to repay its obligations as they become due.

As of June 30, 2024, the Company has incurred accumulated losses in the amount of $213,579 thousand, and had a negative working capital in the amount of $67,113 thousand. Also, for the six months ended June 30, 2024 the Company used $10,785 thousand in operating activities. The Company expects to continue to incur losses in 2024 and potentially thereafter as well. On June 30, 2024, the Company’s cash and cash equivalents position is not sufficient to fund the Company’s planned operations for at least a year beyond the date of the filing date of the unaudited interim condensed consolidated financial statements and the Company requires an immediate cash injection to fund its operations. Furthermore, there are several legal claims against the Company, for addition information refer note 7. Those factors raise substantial doubt about the Company’s ability to continue as a going concern.

The Company’s management is closely monitoring the situation and has been attempting to alleviate the liquidity and capital resources concerns through interim financing facilities and other capital raising efforts. However, such efforts remain uncertain and are predicated upon events and circumstances which are outside the Company’s control.

The unaudited interim condensed consolidated financial statements for the six months ended June 30, 2024 do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from uncertainty related to the Company’s ability to continue as a going concern. Such adjustments could be material.

d.	Credit line to a related party

The Company has provided Blackswan Technologies, Inc (“BST”), a related party, an aggregated amount of $2,012 thousand under the BST Loan Agreement. for addition information refer note 6(4).

e.	Israel Securities Authority and the Israel Tax Authority – On September 17, 2024, the Israel Securities Authority and the Israel Tax Authority conducted a search of the Company’s office in the context of investigating former and current officers in connection with suspicions regarding violations of securities, penal and tax laws. To the Company’s best knowledge, the suspicions are related, among other things, to the subject matter of the previously reported internal investigation conducted by the special committee appointed by the Company’s board of directors in April 2023.